Expense Example {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-16 - Fidelity Small Cap Value Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Small Cap Value Fund: Class A
Expense Example:
1 year	$ 696
3 years	952
5 years	1,227
10 years	2,010
Fidelity Advisor Small Cap Value Fund: Class M
Expense Example:
1 year	497
3 years	807
5 years	1,140
10 years	2,078
Fidelity Advisor Small Cap Value Fund: Class C
Expense Example:
1 year	305
3 years	634
5 years	1,088
10 years	2,152
Fidelity Advisor Small Cap Value Fund: Class I
Expense Example:
1 year	101
3 years	315
5 years	547
10 years	1,213
Fidelity Advisor Small Cap Value Fund: Class Z
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	$ 1,073